Additional information about derivatives financial instruments - Options related to MBR shares (Details) EquityInstruments in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Options related to Mineraes Brasileiras Reunidas S.A. ("MBR") shares
Derivative financial instruments.
Notional (quantity) | EquityInstruments		2,139
Fair value of assets		$ 279